ACQUISITIONS (Summary of Pro Forma Adjustments) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ACQUISITIONS [Abstract]
Revenues	$ 28,381	$ 29,030
Net loss	$ (1,240)	$ (320)
Basic and diluted loss per share	$ (0.11)	$ (0.03)